Summary of Significant Accounting Policies - Significant Concentrations in Revenues and Accounts Receivable (Vaporin Corp) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenue [Member]
Concentrations in revenues and accounts receivable		10.00%
Vaporin Inc [Member] | Revenue [Member] | Customer A [Member]
Concentrations in revenues and accounts receivable	17.00%	51.00%
Vaporin Inc [Member] | Revenue [Member] | Customer B [Member]
Concentrations in revenues and accounts receivable	5.00%	14.00%
Vaporin Inc [Member] | Accounts Receivable [Member] | Customer A [Member]
Concentrations in revenues and accounts receivable	26.00%	71.00%
Vaporin Inc [Member] | Accounts Receivable [Member] | Customer B [Member]
Concentrations in revenues and accounts receivable	18.00%	0.00%